Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	EVO Transportation & Energy Services, Inc.
Entity Central Index Key	0000728447
Trading Symbol	EVOA
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	S-1
Document Period End Date	Sep. 30, 2018
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Filer Category	Non-accelerated Filer